Financial Derivatives (Gains (Losses) Recognized on Fair Value and Cash Flow Hedges in Consolidated Income Statement) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Loans, interest income	$ 10,525	$ 9,580	$ 8,238
Investment securities, interest income	2,426	2,261	1,998
Borrowed funds, interest expense	1,811	1,632	1,083
Other	1,473	1,205	1,077
Fair Value Hedging | Designated as Hedging Instrument | Investment Securities | Investment Securities Interest Income
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on related hedged items recognized in income	187	(53)	(50)
Gain (loss) on derivatives recognized in income	(178)	60	48
Interest settlements on derivatives	13	3	(41)
Fair Value Hedging | Designated as Hedging Instrument | Borrowings | Borrowed Funds Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on related hedged items recognized in income	(808)	151	268
Gain (loss) on derivatives recognized in income	659	(262)	(284)
Interest settlements on derivatives	79	80	234
Cash Flow Hedging | Designated as Hedging Instrument | Loans | Investment Securities Interest Income
Derivative Instruments, Gain (Loss) [Line Items]
Amount of derivative gains (losses) reclassified from AOCI	9	41	159
Cash Flow Hedging | Designated as Hedging Instrument | Investment Securities | Investment Securities Interest Income
Derivative Instruments, Gain (Loss) [Line Items]
Amount of derivative gains (losses) reclassified from AOCI	9	11	21
Cash Flow Hedging | Designated as Hedging Instrument | Other Income | Noninterest Income
Derivative Instruments, Gain (Loss) [Line Items]
Amount of derivative gains (losses) reclassified from AOCI	$ 19	$ 8	$ 17